SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Fixed Assets
Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Weighted Average Assumptions Used in Determining Fair Market Value of Options
	2 0 1 2	2 0 1 1	2 0 1 0
Risk-free interest rate	0.66%	1.35%	2.35%
Expected life of options	4.75 years	4.75 years	6.25 years
Expected volatility	87.86%	88.06%	81.77%
Expected dividend yield	0%	0%	0%